Goodwill and Identifiable Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended
	Jan. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Goodwill [Line Items]
Amortization of acquired intangibles		$ 20.0	$ 21.1	$ 0.0	$ 83.8	$ 79.9
Purchase accounting adjustments					6.1
Goodwill and intangible asset impairment					$ 0.1	$ 3.2
Successor [Member] | Equity Method Investee [Member]
Goodwill [Line Items]
Additional interest purchased		25.00%
Predecessor [Member]
Goodwill [Line Items]
Amortization of acquired intangibles	$ 0.0						$ 0.0
Predecessor [Member] | Other Intangible Assets [Member]
Goodwill [Line Items]
Amortization of acquired intangibles	$ 2.6						$ 25.7